ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)										1 Months Ended	6 Months Ended
	Mar. 22, 2024 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) shares	Feb. 19, 2024 USD ($) $ / shares shares	Jan. 26, 2024 USD ($) shares	Nov. 13, 2023 USD ($) shares	Oct. 26, 2023 USD ($) shares	Sep. 01, 2023 shares	Jul. 10, 2023 shares	Jun. 26, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Nov. 16, 2023 $ / shares	Sep. 30, 2023 $ / shares	May 23, 2023 RM / shares	Apr. 19, 2023 $ / shares shares	Jun. 08, 2022 $ / shares	Nov. 17, 2021	Sep. 13, 2021 $ / shares	Jul. 24, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | RM / shares															RM 1.00
Par value of shares | $ / shares											$ 0.001125			$ 0.001125			$ 0.001125		$ 0.0001
Number of shares issued										119,984
Sale of stock consideration received | $										$ 119,388
Proceeds from Issuance or Sale of Equity | $											$ (177,421)	$ 11,766,810
Starbox International [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of shares				100,000		100,000
Percentage of shares issued				100.00%		100.00%
Sale of stock price per share | $ / shares			$ 0.341										$ 0.315
Proceeds from Issuance or Sale of Equity | $				$ 2,000,000		$ 12,000,000
Stock Issued During Period, Shares, New Issues			8,000,000	8,000,000	12,000,000	12,000,000
Stock Issued During Period, Value, New Issues | $			$ 2,728,000		$ 3,780,000
Irace Technology [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of shares		100,000
Percentage of shares issued		100.00%
Sale of stock price per share | $ / shares	$ 0.287
Proceeds from Issuance or Sale of Equity | $		$ 5,400,000
Stock Issued During Period, Shares, New Issues	18,000,000	18,000,000
Stock Issued During Period, Value, New Issues | $	$ 5,166,000
One Eighty Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of shares									229,500,000
Par value of shares | $ / shares									$ 0.0001
Percentage of shares issued									51.00%
Number of shares issued									17,510,000
Sale of stock price per share | $ / shares									$ 0.001125
Sale of stock consideration received | $									$ 53,055,300
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of shares								8,755,000
Percentage of shares issued								51.00%
Number of shares issued								8,755,000
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition of shares							8,755,000
Percentage of shares issued							51.00%
Number of shares issued							8,755,000
Share Transfer Agreement One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
No.of shares transferred																50,000
Share Transfer Agreement Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of share, par value | $ / shares																$ 1.00
No.of shares transferred																50,000
Starbox Berhad [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned, percentage																		100.00%		100.00%